SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
NOTE 7 - SHARE-BASED COMPENSATION:

The Company's share-based compensation expenses amounted to a total of $345 and $21 in the three month periods ended March 31, 2026 and 2025, respectively. As of March 31, 2026, no shares remain available for grant under the Company’s 2024 Equity Incentive Plan.

Summary of outstanding and exercisable options:

Below is a summary of the Company's share-based compensation activity and related information with respect to options granted to employees and non-employees for the three months ended March 31, 2026:

	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in U.S. dollars)

Outstanding at January 1, 2026	627	2,417.71	8.39	-
Granted	4,273	16.5	9.63	-
Outstanding at March 31, 2026	4,900	323.76	9.41	-

Exercisable at March 31, 2026	627	2,417.71	8.39	-

Vested and expected to vest at March 31, 2026	4,900	323.76	9.41	-

In February 2026 and 2025, Silexion’s board of directors approved granting 4,273 and 469, respectively, options to Silexion’s directors.

RSUs granted to employees and non-employees:

In February 2025, Silexion’s board of directors approved granting 397 RSUs to Silexion’s directors which vested and issued on February 2026.

In February 2026, Silexion’s board of directors approved granting 20,016 RSUs to Silexion’s directors and executive officers which vested immediately upon grant.

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Three months ended March 31
	2026	2025
Research and development	$130	$-
General and administrative	215	21
	$345	$21

NOTE 11  - SHARE-BASED COMPENSATION:

a.	Company Equity Incentive Plans

On July 14, 2025, the Company’s shareholders approved an increase in the number of ordinary shares authorized for issuance under the Company’s 2024 Equity Incentive Plan (the “2024 Plan”) by 8,478 ordinary shares, increasing the total number of ordinary shares reserved for issuance under the 2024 Plan to 9,523 ordinary shares.

Under Silexion Israel’s 2013 Share Option Plan and 2023 Equity Incentive Plan (collectively, the “Silexion Israel Plans,” and, together with the 2024 Plan, the “Plans”), options to purchase ordinary shares of Silexion Israel were granted to certain entities and individuals. Each option granted under the Silexion Israel Plans is now exercisable for ordinary shares of the Company, until 10 years from the date of grant, or earlier upon cessation of employment or engagement of the grantee and certain other occurrences.

Following the adoption of the 2024 Plan in connection with the Closing of the Transactions, future grants to Company employees and directors will only be made under the 2024 Plan, although outstanding grants under the Silexion Israel Plans will continue to be governed by the terms of those plans. Grants to employees and directors are made in accordance with the Plans and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance, under the capital gains track described in subsection (b)(2) of Section 102. In accordance with such track selected by the Company and the provisions associated with it, the Company is not entitled to claim a tax deduction for the benefits derived by grantees under the Plans.

Awards outstanding under the Silexion Israel Plans prior to the Transactions accelerated immediately upon Closing, such that the Silexion options into which Silexion Israel options were converted were fully vested.

The Group's expenses related to equity grants amounted to totals of $134 and $5,862 in 2025 and 2024, respectively.

As of December 31, 2025, 8,657 Silexion ordinary shares remain available for grant under the 2024 Plan

b.	RSU’s granted to employees:

On February 9, 2025, Silexion’s board of directors approved the grant of 397 RSUs, each of which may be settled for one underlying ordinary share, to Silexion’s directors (as part of the same grant pursuant to which options were granted to the directors, as described below in “c. Options granted to employees”). The aggregate grant date fair value of the RSUs was approximately $75, based on a closing share price of $189 on the grant date.

On July 4, 2024, Silexion Israel’s board of directors approved granting 524 fully vested RSUs to Silexion Israel’s employees and directors, for which Silexion Israel recognized an expense amounting to $5,578 in total.

	Number of RSU’s	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2024	-	-
Changes during the year:
Granted	397	9.12
Vested	-	-
Forfeited	-	-
Outstanding at December 31, 2025	397	9.12

The fair value for the RSUs granted in 2024, before the Company’s shares were exchange-traded,  was based on the following assumptions:

Expected volatility	74.82%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%
Expected time to IPO (including de-SPAC transaction) (years)	0.137
Probability of other liquidation events	33%
Expected time to liquidation (years)	2.25
Expected return on Equity	22%

The fair value of equity compensation granted during 2024 (all of which was attributable to the foregoing RSU grant) was $5,578.

c.	Options granted to employees

On February 9, 2025, Silexion’s board of directors approved granting 469 options (each exercisable for one underlying ordinary share) to Silexion’s directors (as part of the same grant pursuant to which RSUs were granted to the directors, as described above in “b. RSUs granted to employees”) the aggregate grant-date fair value of the options was approximately $75, as determined using the Black-Scholes valuation model, which resulted in a fair value of $160.3 per option.

Below is a summary of the Company's (or for periods prior to the Closing of the Transactions, Silexion Israel’s) options activity and related information with respect to options granted to employees for the years ended December 31, 2025:

	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in U.S. dollars)

Outstanding at December 31, 2024	161	8,974.7	7.19	-
Granted	469	189	9.12	-
Exercised	(1)	1.1	-	20.65
Forfeited	-	-	-	-
Expired	(2)	9,075.34	-	-
Outstanding at December 31, 2025	627	2,417.71	8.39	-

Exercisable at December 31, 2025	158	9,033.32	6.24	-

Vested and expected to vest at December 31, 2025	627	2,417.71	8.39	-

d.	Share-based compensation expense:

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year ended December 31
	2025	2024
Research and development	$-	$2,424
General and administrative	$134	3,438
	$134	$5,862